Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) shares		Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2022 USD ($) shares
Fully Paid Up Share Capital
Opening number of equity shares/share capital		₨ 832
Closing number of equity shares/share capital		832		$ 11	₨ 832
Treasury shares		₨ 1,601			₨ 1,967	$ 21
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares		240,000,000			240,000,000	240,000,000
Amount of shares authorised		₨ 1,200			₨ 1,200
Fully Paid Up Share Capital
Opening number of equity shares/share capital		832			831
Increase (decrease) through exercise of options, equity	[1]	0	[2]		1
Closing number of equity shares/share capital		₨ 832			₨ 832
Opening number of equity shares/share capital | shares		166,301,231		166,301,231	166,172,082
Add: Equity shares issued pursuant to employee stock option plan | shares	[1]	124,618		124,618	129,149
Closing number of equity shares/share capital | shares		166,425,849		166,425,849	166,301,231
Number of Treasury shares | shares	[3]	468,471		468,471	575,201
Treasury shares	[3]	₨ 1,601			₨ 1,967

[1]	During the years ended March 31, 2022 and 2021, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.2,814 or Rs. 3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.
[2]	Rounded to the nearest million.
[3]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2022 and 2021, an aggregate of 106,730 and 85,250 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814 or Rs. 3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2022 and 2021, the ESOS Trust had outstanding 468,471 and 575,201 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,601 and Rs.1,967, respectively. Refer to Note 28 of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.